UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
(Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

Item 1. Schedule of Investments.

The Cushing MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2015

		Fair
Common Stock - 13.7%	Shares	Value
General Partnerships - 3.5%
United States - 3.5%
Enlink Midstream, LLC	49,950	$1,666,332
Targa Resources Corp. (1)	41,700	4,152,486
		5,818,818
Large Cap Diversified - 1.7%
United States - 1.7%
Williams Companies, Inc.(1)	57,350	2,812,444

Oil & Gas Storage & Transportation - 5.8%
United States - 5.8%
Kinder Morgan, Inc. (1)	189,948	7,789,767
Semgroup Corp.	23,750	1,836,113
		9,625,880
Shipping - 2.7%
Bermuda - 1.2%
Golar LNG Ltd. (1)	61,350	1,903,077
Republic of the Marshall Islands - 1.5%
Teekay Corp. (1)	56,450	2,497,348
Total Common Stocks (Cost $23,235,107)		$22,657,567

Master Limited Partnerships and Related Companies - 112.7%
Crude Oil & Refined Products - 22.7%
United States - 22.7%
Blueknight Energy Partners, L.P. (1)	242,433	$1,810,974
Buckeye Partners, L.P. (1)	79,200	6,157,008
CrossAmerica Partners, L.P. (1)	130,045	4,455,342
Delek Logistics Partners, L.P. (1)	90,550	3,783,179
Genesis Energy, L.P.	79,950	3,677,700
MPLX, L.P.	11,100	912,420
NuStar Energy, L.P. (1)	75,100	4,734,304
Phillips 66 Partners, L.P.	11,700	832,923
Rose Rock Midstream, L.P. (1)	90,000	4,174,200
Sunoco Logistics Partners, L.P.	108,700	4,806,714
Sunoco, L.P.	45,100	2,326,258
		37,671,022
General Partnerships - 9.3%
United States - 9.3%
Atlas Energy, L.P. (1)	11,250	360,000
Energy Transfer Equity, L.P. (1)	92,950	5,936,717
NuStar GP Holdings, LLC (1)	109,200	3,983,616
Plains GP Holdings, L.P. (1)	120,950	3,464,008
Western Gas Equity Partners, L.P. (1)	27,750	1,735,485
		15,479,826

Large Cap Diversified - 31.5%
United States - 31.5%
Enbridge Energy Management, LLC(1)(2)(3)	180,440	6,726,809
Energy Transfer Partners, L.P. (1)	194,688	11,580,042
Enterprise Products Partners, L.P. (1)	239,050	7,969,927
Magellan Midstream Partners, L.P. (1)	79,000	6,493,800
ONEOK Partners, L.P. (1)	118,200	4,939,578
Plains All American Pipeline, L.P.	137,900	6,879,831
Williams Partners, L.P. (1)	149,693	7,655,300
		52,245,287
Natural Gas Gatherers & Processors - 25.3%
United States - 25.3%
Atlas Pipeline Partners, L.P. (1)	288,138	7,673,115
DCP Midstream Partners, L.P. (1)	85,500	3,402,900
Enable Midstream Partners, L.P. (1)	522,000	9,396,000
EnLink Midstream Partners, L.P. (1)	196,950	5,290,077
MarkWest Energy Partners, L.P. (1)	27,600	1,792,620
Regency Energy Partners, L.P. (1)	324,126	7,905,433
Summit Midstream Partners, L.P. (1)	90,209	3,253,839
Western Gas Partners, L.P.	45,400	3,158,932
		41,872,916
Natural Gas Transporation & Storage - 2.0%
United States - 2.0%
TC Pipelines, L.P. (1)	49,800	3,285,804

Natural Gas Transportation & Storage - 8.9%
United States - 8.9%
Columbia Pipeline Partners, L.P.(1)(2)	146,846	4,066,166
EQT Midstream Partners, L.P.	44,500	3,703,290
Spectra Energy Partners, L.P.	60,950	3,251,073
Tallgrass Energy Partners, L.P. (1)	75,950	3,631,169
		14,651,698
Oil & Gas Storage & Transportation - 4.0%
Republic of the Marshall Islands - 2.7%
Capital Products Partners, L.P. (1)	475,811	4,425,042
United States - 1.3%
Dominion Midstream Partners, L.P.	54,350	2,228,350
		6,653,392
Other - 2.4%
United States - 2.4%
Exterran Partners, L.P. (1)	171,964	4,027,397

Propane - 2.4%
United States - 2.4%
Amerigas Partners, L.P. (1)	82,050	4,039,322

Shipping - 4.2%
Marshall Islands - 0.9%
Teekay Offshore Partners, L.P.	69,050	1,514,957
Republic of the Marshall Islands - 3.3%
Golar LNG Partners, L.P.	82,900	2,164,519
Navios Maritime Partners, L.P. (1)	264,000	3,234,000
		6,913,476

Total Master Limited Partnerships and Related Companies (Cost $181,655,932)		$186,840,140

Preferred Stock - 4.1%
Crude Oil & Refined Products - 4.1%
United States - 4.1%
Blueknight Energy Partners, L.P. (1)	757,519	$6,741,919
Total Preferred Stock (Cost $5,032,848)		$6,741,919

Fixed Income - 5.6%
Exploration & Production - 3.8%
United States - 3.8%
Midcontinent Express Pipeline, LLC, 6.700%, due 09/15/2019(1)(4)	2,500,000	$2,731,250
Oasis Petroleum, Inc., 6.875%, due 03/15/2022	500,000	492,500
Rockies Express Pipeline, LLC, 5.625%, due 04/15/2020(1)(4)	1,500,000	1,578,750
Rosetta Resources, Inc., 5.625%, due 05/01/2021(1)	1,000,000	957,500
Sanchez Energy Corp., 6.125%, due 01/15/2023(1)(4)	500,000	461,250
		6,221,250
Refining & Marketing - 1.8%
United States - 1.8%
Western Refining, Inc., 6.250%, due 04/01/2021 (1)	3,000,000	3,000,000
Total Fixed Income (Cost $9,253,174)		$9,221,250

Short-Term Investments - Investment Companies - 3.4%
United States - 3.4%
AIM Short-Term Treasury Portfolio Fund - Institutional Class, 0.01%(5)	1,137,691	$1,137,691
Fidelity Government Portfolio Fund - Institutional Class, 0.01%(5)	1,137,691	1,137,691
Fidelity Money Market Portfolio - Institutional Class, 0.07%(5)	1,137,691	1,137,691
First American Government Obligations Fund - Class Z, 0.01%(5)	1,137,690	1,137,690
Invesco STIC Prime Portfolio, 0.04%(5)	1,137,691	1,137,691
Total Short-Term Investments - Investment Companies (Cost $5,688,454)		$5,688,454

Total Investments - 139.5% (Cost $224,865,515)		$231,149,330
Liabilities in Excess of Other Assets - (39.5%)		(65,412,470)
Net Assets Applicable to Common Stockholders - 100.0%		$165,736,860

Schedule of Securities Sold Short - (6.0)%
Exchange Traded Funds - (6.0)%	Shares
Switzerland - (2.1)%
Credit Suisse MLP Equal Weight Index ETN	(107,850)	$(3,432,866)
United States - (3.9)%
JPMorgan Alerian MLP Index ETN	(146,550)	(6,536,130)
Total Securities Sold Short (Proceeds $9,775,895)		$(9,968,996)

SCHEDULE OF WRITTEN OPTIONS - 0.0%
United States - 0.0%	Contracts
Energy Transfer Equity, L.P.
Expiration: March 2015, Exercise Price $62.50	(150)	$(41,250)
Energy Transfer Partners, L.P.
Expiration: March 2015, Exercise Price $65.00	(200)	(1,000)
Total Written Options (Proceeds $22,637)		$(42,250)

Percentages are stated as a percent of net assets.
(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended February 28, 2015. As such, it is classified as a non-income producing security as of February 28, 2015.
(3)	Security distributions are paid-in-kind.
(4)	Restricted security under rule 144A under the Securities Act of 1933, as amended.
(5)	Rate reported is the current yield as of February 28, 2015.

Tax Basis

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

Cost of investments	$170,924,356
Gross unrealized appreciation	58,230,075
Gross unrealized depreciation	-8,016,346
Net unrealized appreciation	$50,213,729

*The above table only reflects tax adjustments through November 30, 2014.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2015	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$22,657,567	$22,657,567	$-	$-
Master Limited Partnerships and Related Companies (a)	186,840,140	186,840,140	-	-
Royalty Trusts(a)	-	-	-	-
Preferred Stock(a)	6,741,919	6,741,919	-	-
Total Equity Securities	216,239,626	216,239,626	-	-
Notes Senior Notes(a)	9,221,250	-	9,221,250	-
Total Notes	9,221,250	-	9,221,250	-
Other Short Term Investments (a)	5,688,454	5,688,454	-	-
Options	-	-	-	-
Total Other	5,688,454	5,688,454	-	-
Total Assets	$231,149,330	$221,928,080	$9,221,250	$-
Liabilities Securities Sold Short(a)	$9,968,996	$9,968,996	$-	$-
Written Options	42,250	42,250
Total Liabilities	$10,011,246	$10,011,246	$-	$-
Total	$221,138,084	$211,916,834	$9,221,250	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2015.

Transfers into and out of each level are measured at fair value at the end of the fiscal period.  There were no transfers between any levels during the period ended February 28, 2015.

Derivative Financial Instruments

The Fund provides disclosure regarding derivatives and hedging activity to allow investors to understand how and why the Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect the Fund’s results of operations and financial position.

The Fund occasionally purchases and sells (“writes”) put and call equity options as a source of potential protection against a broad market decline. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Options are settled for cash.

Purchased Options — Premiums paid by the Fund for purchased options are included in the Statement of Assets and Liabilities as an investment. The option is adjusted daily to reflect the fair value of the option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. If the option is allowed to expire, the Fund will lose the entire premium paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are included in the Statement of Assets and Liabilities. The amount of the liability is adjusted daily to reflect the fair value of the written option and any change in fair value is recorded as unrealized appreciation or depreciation of investments. Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Transactions in purchased options contracts for the period ended February 28, 2015, are as follows:

	Contracts	Premiums
Outstanding at November 30, 2014	2,738	$412,001
Options purchased	7,300	1,283,897
Options covered	(4,400)	(784,990)
Options expired	(5,638)	(910,908)
Options exercised	-	-
Outstanding at February 28, 2015	-	$-

The average monthly fair value of purchased options during the period ended February 28, 2015 was $67,667.

Transactions in written options contracts for the period ended February 28, 2015, are as follows:

	Contracts	Premiums
Outstanding at November 30, 2014	2,480	$96,975
Options written	10,090	328,079
Options covered	-	-
Options expired	(9,213)	(316,601)
Options exercised	(3,007)	(85,816)
Outstanding at February 28, 2015	350	$22,637

The average monthly fair value of written options during the period ended February 28, 2015 was $65,333.

The effect of derivative instruments on the Statement of Operations for the period ended February 28, 2015:
Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$(1,029,666)	$ 316,601	$(713,065)

Amount of Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments under ASC 815	Purchased Options	Written Options	Total
Equity Contracts	$ -	$ (19,613)	$ (19,613)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)            The Cushing MLP Total Return Fund

By (Signature and Title)         /s/ Daniel L. Spears
Daniel L. Spears, President

Date                April 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)           /s/ Daniel L. Spears
 Daniel L. Spears, President

Date                April 23, 2015

By (Signature and Title)          /s/ John H. Alban
John H. Alban, Treasurer

Date                April 23, 2015